Personnel benefits	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Personnel benefits
32. Personnel benefits

	2023	2022	2021
Salaries	124,626,413	116,592,289	113,477,115
Other short term personnel benefits	66,174,342	43,038,362	32,806,821
Social security charges	40,872,783	36,578,358	33,654,333
Personnel compensations and rewards	7,669,538	8,881,142	4,525,387
Personnel services	5,137,521	4,709,035	3,562,198
Termination benefits	477,840	698,306	786,555
Fees to Bank Directors and Supervisory Committee	329,204	357,466	397,882
Other long term benefits	3,142,882	1,188,228	1,125,742

TOTAL	248,430,523	212,043,186	190,336,033